4. Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Components of provision for income taxes

(Loss)/profit before income taxes/(benefit):

	2014	2013	2012
	US$’000	US$’000	US$’000

The PRC and Hong Kong	(879)	(157)	13

The provision for income taxes consists of:

	2014	2013	2012
	US$’000	US$’000	US$’000
Current tax expenses:
The PRC and Hong Kong	8	47	117

Total current provision	8	47	117

Deferred tax expenses:
The PRC and Hong Kong	10	26	25

Total deferred provision	10	26	25

Reconciling items from income tax
	2014	2013	2012
	US$’000	US$’000	US$’000

Computed tax using respective companies’ statutory tax rates	(194)	(49)	31
Change in valuation allowances	93	124	166
Under-provision for income tax in prior years	-	-	-
Non-deductible expenses	119	(2)	(55)

Total provision for income tax at effective tax rate	18	73	142

Components of deferred tax assets
	2014	2013
	US$’000	US$’000

Tax losses	1131	1045
Temporary differences	4	6
Less: Valuation allowances	(908)	(815)

Net deferred tax assets	227	236

ZHEJIANG TIANLAN
Components of provision for income taxes
	2014	2013	2012
	RMB’000	RMB’000	RMB’000
Current PRC EIT:
Domestic	3,950	3,110	1,650

Income taxes	3,950	3,110	1,650

Deferred tax benefit:	(1,391)	(447)	784

Total deferred taxes	(1,391)	(447)	784

Reconciling items from income tax
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Income before income taxes	25,438	7,961	933

Computed tax using respective companies’ statutory tax rates	3,797	1,194	140
(Over)/under-provision for income tax in prior years	(2,208)	(123)	1,358
Temporary differences	1,575	(445)	-
Tax effect on revenue not subject to tax	(695)	(242)	(56)
Tax effect on expenses not deductible for tax purposes	90	2,279	992

Total provision for income tax at effective tax rate	2,559	2,663	2,434

Components of deferred tax assets
	2014	2013
	RMB’000	RMB’000

Tax losses	-	-
Allowance for doubtful debts	4,350	2,959

Net deferred tax assets	4,350	2,959

ZHEJIANG JIAHUAN
Components of provision for income taxes
			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Income taxes	484	19	-

Reconciling items from income tax
			(Unaudited)
	2014	2013	2012
	RMB’000	RMB’000	RMB’000

Income before income taxes	5,194	2,327	1,535

Computed tax using respective companies’ statutory tax rates	1,299	582	384
Tax effect on revenue not subject to tax	(537)	(20,983)	(20,291)
Tax effect on expenses not deductible for tax purposes	-	20,455	19,907
Over-provision for income tax in prior years	(278)	-	-
Others	-	(35)	-

Total provision for income tax at effective tax rate	484	19	-